Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Document and Entity Information [Abstract]
Document Type	S-4
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Capital account, interests outstanding	635,000,000	635,000,000	635,000,000	635,000,000
Entity Central Index Key	0001193311
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1